Note 15 - Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Other Commitments [Table Text Block]
(Dollar amounts in thousands)	2017	2016

Commitments to extend credit	$234,023	$161,646
Standby letters of credit	1,015	1,416

Total	$235,038	$163,062

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2018	$655
2019	639
2020	641
2021	598
2022	365
Thereafter	920
Total	$3,818